Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Abstract]
Subcontractors and consultants	$ 3,530	$ 4,794	$ 3,612
Share-based compensation	193	575	570
Salaries and social benefits	1,975	1,905	1,405
Research and development expenses	$ 5,698	$ 7,274	$ 5,587